TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.0%[a]

FIXED INCOME—39.2%
	32,193,874	TIAA-CREF Core Plus Bond Fund	$357,030,059
		TOTAL FIXED INCOME	357,030,059

INTERNATIONAL EQUITY—18.0%
	2,564,586	TIAA-CREF Emerging Markets Equity Fund	31,877,806
	3,056,835	TIAA-CREF International Equity Fund	35,275,875
	2,118,444	TIAA-CREF International Opportunities Fund	34,424,715
	5,757,929	TIAA-CREF Quant International Equity Fund	41,226,769
	2,182,677	TIAA-CREF Quant International Small-Cap Equity Fund	21,324,755
		TOTAL INTERNATIONAL EQUITY	164,129,920

U.S. EQUITY—42.8%
	2,463,947	Nuveen Dividend Value Fund	30,010,869
	5,230,573	TIAA-CREF Growth & Income Fund	84,055,310
	2,676,128	TIAA-CREF Large-Cap Growth Fund	78,490,848
	4,129,961	TIAA-CREF Large-Cap Value Fund	68,887,750
	3,614,322	TIAA-CREF Quant Large-Cap Growth Fund	68,563,685
	3,467,803	TIAA-CREF Quant Large-Cap Value Fund	30,065,854
	1,090,996	TIAA-CREF Quant Small-Cap Equity Fund	15,917,638
	1,120,892	TIAA-CREF Quant Small/Mid-Cap Equity Fund	12,957,513
		TOTAL U.S. EQUITY	388,949,467

		TOTAL AFFILIATED INVESTMENT COMPANIES	910,109,446
		(Cost $713,611,734)

		TOTAL INVESTMENTS—100.0%	910,109,446
		(Cost $713,611,734)
		OTHER ASSETS & LIABILITIES, NET—(0.0)%	(140,590)
		NET ASSETS—100.0%	$909,968,856

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.
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TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2020, all of the investments in the Fund were valued based on Level 1 inputs.

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A12453-D (10/20)